Borrowings (Outstanding Balances and Related Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 23,679	$ 28,521
Short-term Debt, Average Interest Rate During the Year	0.22%	0.32%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 32,386	$ 32,637
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%